SUPPLEMENT DATED OCTOBER 5, 2009
TO

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE AND
FOR FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement describes changes to certain investment options offered under your Policy.  Please retain this supplement with your Prospectus for future reference.

Effective October 5, 2009, the following investment options were re-designated as “Class I” shares:

NACM Small Cap Portfolio
OpCap Managed Portfolio
OpCap Mid Cap Portfolio

Therefore, the names of the funds in each Prospectus referenced above are changed to show the class designation as follows:

NACM Small Cap Portfolio, Class I
OpCap Managed Portfolio, Class I
OpCap Mid Cap Portfolio, Class I

SVUL, FVUL 10/09